Tax - Tax reconciliation commentary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.25%	20.00%
Average effective tax rate	24.50%	30.80%	51.60%
Deferred tax remeasurement due to US federal tax rate reduction	$ 0	$ 1,288	$ 0
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate	20.30%	21.15%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate	21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate	19.00%